Commitments and Contingencies (Details Narrative)			1 Months Ended		3 Months Ended		6 Months Ended	12 Months Ended
	Aug. 01, 2023 USD ($) ft²	Jan. 01, 2022 USD ($) ft²	Apr. 30, 2023 USD ($) $ / shares shares	Feb. 28, 2023 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) shares	Jun. 30, 2023 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 03, 2021 ft²
Loss Contingencies [Line Items]
Finance Lease, Liability								$ 0
Area of Land | ft²		5,778								5,778
Lessee, operating lease, term of contract		39 months
Operating Lease, Payments		$ 21,773			$ 52,373	$ 51,461		251,403	$ 246,538
Payments for rent									14,743
Lease right of use asset									735,197
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture					$ 147,334	116,250		$ 1,215,365	$ 1,309,524
Share Price | $ / shares					$ 0.00001
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross | shares								101,930	28,623
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number | shares					26,000			65,000
Payment of Financing and Stock Issuance Costs						25,308		$ 25,308
Total monthly lease payment		$ 21,773
Shares Issued, Value, Share-Based Payment Arrangement, Forfeited								$ 23,920
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture | shares									28,623
Share-Based Payment Arrangement, Tranche Two [Member]
Loss Contingencies [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number | shares					13,000			32,500
Chief Technology Officer [Member]
Loss Contingencies [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number | shares								26,000
Chief Technology Officer [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Loss Contingencies [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number | shares								13,000
Common Stock [Member]
Loss Contingencies [Line Items]
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture								$ 26	$ 2
Share Price | $ / shares									$ 60
Payment of Financing and Stock Issuance Costs								$ 717,600
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture | shares						2,604		268,986	18,373
Number of shares issued for services | shares					376			40,000	1,707
Common Stock [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Share Price | $ / shares								$ 7.65
Common Stock [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Share Price | $ / shares								$ 8.83
Common Stock [Member] | Non Independent Director [Member]
Loss Contingencies [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures | shares				4,167
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture				$ 40,000
Share Price | $ / shares				$ 9.60
Stock Repurchased During Period, Shares | shares				4,167
Stock Repurchased During Period, Value				$ 40,000
Payments of Stock Issuance Costs								$ 52,000
Common Stock [Member] | Non Independent Director [Member] | Employment Agreement [Member]
Loss Contingencies [Line Items]
Payments of Stock Issuance Costs								$ 26,000
Common Stock [Member] | Chief Technology Officer [Member]
Loss Contingencies [Line Items]
Share Price | $ / shares			$ 6.40
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross | shares			130,000
Shares Issued, Value, Share-Based Payment Arrangement, before Forfeiture			$ 832,000
Stock Repurchased During Period, Shares | shares			130,000					104,000
Stock Repurchased During Period, Value								$ 665,600
Payments of Stock Issuance Costs								52,000
Payment of Financing and Stock Issuance Costs								$ 717,600
Shares Issued, Value, Share-Based Payment Arrangement, Forfeited			$ 832,000
Common Stock [Member] | Board Of Directors [Member]
Loss Contingencies [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross | shares								88,336
Payments of Stock Issuance Costs							$ 207,083	$ 238,334
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture | shares								88,336
Number of shares issued for services | shares							207,083	238,334
Common Stock [Member] | Board Of Directors [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Share Price | $ / shares								$ 4.95
Common Stock [Member] | Board Of Directors [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Share Price | $ / shares								$ 5.53
Common Stock [Member] | Board Of Directors Member [Member]
Loss Contingencies [Line Items]
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture								$ 455,000
Shares Issued, Value, Share-Based Payment Arrangement, before Forfeiture								455,000
Avishai Vaknin [Member]
Loss Contingencies [Line Items]
Area of Land | ft²	1,200
Lessee, operating lease, term of contract	48 months
Operating Lease, Payments	$ 6,955				$ 20,865			34,775
Lease right of use asset								316,557
Lease right of use asset	316,557				$ 268,009			$ 286,397
Total monthly lease payment	$ 6,955